Schedule of Future Minimum Lease Payments (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
2023	$ 144,953
2024	616,158		$ 264,108
2025	622,676		251,671
2026	638,469		247,960
2027	5,943,918
Total future minimum lease payments	7,966,174		2,079,984
Less: Interest	(1,958,059)		(178,426)
Total operating lease liabilities	$ 6,008,115		1,901,558
2026			253,235
2027 and beyond			1,063,010
Wisconsin Fertility Institute [Member]
Restructuring Cost and Reserve [Line Items]
2023		$ 114,601	227,804
2024		233,499	233,499
2025		239,337	239,337
2026		245,320	245,320
2027		61,706	61,706
Total future minimum lease payments		894,463	1,007,666
Less: Interest		(22,781)	(29,158)
Total operating lease liabilities		$ 871,682	$ 978,508